UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 06128)

Exact name of registrant as specified in charter:	Putnam New Opportunities Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: June 30, 2009

Date of reporting period: March 31, 2009

Item 1. Schedule of Investments:

Putnam New Opportunities Fund
The fund's portfolio
3/31/09 (Unaudited)

COMMON STOCKS (98.9%)(a)
	Shares	Value

Aerospace and defense (2.1%)
Alliant Techsystems, Inc. (NON)	85,600	$5,733,488
L-3 Communications Holdings, Inc.	168,400	11,417,520
Orbital Sciences Corp. (NON)	202,300	2,405,347
Precision Castparts Corp.	183,200	10,973,680
Raytheon Co.	351,900	13,702,986
		44,233,021

Banking (0.9%)
Bank of the Ozarks, Inc.	59,700	1,377,876
Commerce Bancshares, Inc.	27,510	998,613
First Citizens BancShares, Inc. Class A	21,900	2,886,420
Northern Trust Corp.	234,600	14,033,772
		19,296,681

Beverage (1.6%)
Coca-Cola Co. (The)	286,600	12,596,070
Heckmann Corp. (NON)	264,900	1,276,818
PepsiCo, Inc.	366,516	18,868,244
		32,741,132

Biotechnology (3.9%)
Amgen, Inc. (NON)	235,500	11,661,960
Genzyme Corp. (NON)	248,359	14,750,041
Gilead Sciences, Inc. (NON)	657,800	30,469,296
Life Technologies Corp. (NON)	236,143	7,669,925
Sequenom, Inc. (NON)	703,100	9,998,082
Vertex Pharmaceuticals, Inc. (NON)	253,100	7,271,563
		81,820,867

Chemicals (1.8%)
FMC Corp.	144,300	6,225,102
Monsanto Co.	193,924	16,115,084
Potash Corp. of Saskatchewan, Inc. (Canada)	73,000	5,899,130
Sigma-Adrich Corp.	236,118	8,922,899
		37,162,215

Coal (0.2%)
Massey Energy Co.	464,182	4,697,522
		4,697,522

Commercial and consumer services (1.9%)
EZCORP, Inc. Class A (NON)	308,692	3,571,566
H&R Block, Inc.	476,700	8,671,173
HMS Holdings Corp. (NON)	160,607	5,283,970
Navigant Consulting, Inc. (NON)	268,900	3,514,523
Priceline.com, Inc. (NON)	141,090	11,115,070
Watson Wyatt Worldwide, Inc. Class A	147,500	7,282,075
		39,438,377

Communications equipment (4.6%)
Cisco Systems, Inc. (NON)	2,130,255	35,724,376
Comtech Telecommunications Corp. (NON)	242,500	6,006,725
F5 Networks, Inc. (NON)	450,524	9,438,478
Juniper Networks, Inc. (NON)	711,900	10,721,214
Qualcomm, Inc.	872,000	33,929,520
		95,820,313

Computers (9.7%)
Apple, Inc. (NON)	629,529	66,176,088
Brocade Communications Systems, Inc. (NON)	3,625,600	12,508,320
Hewlett-Packard Co.	1,302,783	41,767,223
IBM Corp.	759,844	73,621,285
Teradata Corp. (NON)	580,800	9,420,576
		203,493,492

Conglomerates (0.4%)
Walter Industries, Inc.	354,490	8,107,186
		8,107,186

Construction (0.5%)
Granite Construction, Inc.	255,400	9,572,392
		9,572,392

Consumer (0.4%)
Scotts Miracle-Gro Co. (The) Class A	270,000	9,369,000
		9,369,000

Consumer goods (2.9%)
Church & Dwight Co., Inc.	302,900	15,820,467
Colgate-Palmolive Co.	433,700	25,579,626
Procter & Gamble Co. (The)	419,502	19,754,349
		61,154,442

Containers (0.4%)
Silgan Holdings, Inc.	161,900	8,506,226
		8,506,226

Distribution (0.1%)
Spartan Stores, Inc.	173,400	2,672,094
		2,672,094

Electric utilities (1.5%)
Edison International	289,800	8,349,138
Exelon Corp.	260,356	11,817,559
PPL Corp.	429,300	12,325,203
		32,491,900

Electrical equipment (1.2%)
Emerson Electric Co.	655,300	18,728,474
GrafTech International, Ltd. (NON)	370,400	2,281,664
Vestas Wind Systems A/S (Denmark) (NON)	108,848	4,806,789
		25,816,927

Electronics (2.6%)
Altera Corp.	713,113	12,515,133
Analog Devices, Inc.	437,500	8,430,625
Intel Corp.	1,529,663	23,021,428
Intermec, Inc. (NON)	296,300	3,081,520
Marvell Technology Group, Ltd. (NON)	768,400	7,038,544
		54,087,250

Energy (oil field) (2.3%)
FMC Technologies, Inc. (NON)	385,500	12,093,135
National-Oilwell Varco, Inc. (NON)	490,717	14,088,485
Noble Corp.	433,000	10,430,970
Schlumberger, Ltd.	297,411	12,080,835
		48,693,425

Energy (other) (0.5%)
First Solar, Inc. (NON)	72,600	9,634,020
Optisolar, Inc. (acquired 7/30/08, cost $617,098)
(Private) (F)(RES)(NON)	99,532	617,098
		10,251,118

Engineering and construction (0.8%)
ENGlobal Corp. (NON)	859,100	3,900,314
Fluor Corp.	232,638	8,037,643
Michael Baker Corp. (NON)	168,600	4,383,600
		16,321,557

Financial (0.2%)
Assurant, Inc.	200,100	4,358,178
		4,358,178

Food (1.0%)
Del Monte Foods Co.	523,800	3,818,502
General Mills, Inc.	180,900	9,023,292
Ralcorp Holdings, Inc. (NON)	137,300	7,397,724
TreeHouse Foods, Inc. (NON)	29,500	849,305
		21,088,823

Gaming and lottery (0.4%)
Bally Technologies, Inc. (NON)	453,300	8,349,786
		8,349,786

Health-care services (3.3%)
AMERIGROUP Corp. (NON)	589,226	16,227,284
Express Scripts, Inc. (NON)	304,800	14,072,616
Healthsouth Corp. (NON)	414,900	3,684,312
Humana, Inc. (NON)	345,500	9,010,640
LHC Group, Inc. (NON)	115,100	2,564,428
Omnicare, Inc.	242,600	5,941,274
Quest Diagnostics, Inc.	358,900	17,040,572
		68,541,126

Insurance (1.0%)
AON Corp.	190,500	7,776,210
Fidelity National Title Group, Inc. Class A	560,000	10,925,600
Transatlantic Holdings, Inc.	83,600	2,982,012
		21,683,822

Investment banking/Brokerage (1.7%)

Eaton Vance Corp.	609,200	13,920,220
Goldman Sachs Group, Inc. (The)	116,050	12,303,621
TD Ameritrade Holding Corp. (NON)	703,300	9,712,573
		35,936,414

Machinery (1.2%)
AGCO Corp. (NON)	338,336	6,631,386
Chart Industries, Inc. (NON)	215,300	1,696,564
Joy Global, Inc.	356,800	7,599,840
Parker-Hannifin Corp.	251,300	8,539,174
		24,466,964

Manufacturing (1.0%)
Dover Corp.	231,800	6,114,884
Flowserve Corp.	96,900	5,438,028
Shaw Group, Inc. (NON)	350,600	9,609,946
		21,162,858

Medical technology (4.9%)
Baxter International, Inc.	513,858	26,319,807
Becton, Dickinson and Co.	347,562	23,370,069
Boston Scientific Corp. (NON)	1,203,900	9,571,005
Covidien, Ltd. (Bermuda)	176,500	5,866,860
Luminex Corp. (NON)	208,549	3,778,908
St. Jude Medical, Inc. (NON)	608,100	22,092,273
Varian Medical Systems, Inc. (NON)	258,000	7,853,520
Zoll Medical Corp. (NON)	317,000	4,552,120
		103,404,562

Metals (2.1%)
Barrick Gold Corp. (Canada)	178,600	5,790,212
Freeport-McMoRan Copper & Gold, Inc. Class B	223,700	8,525,207
Newmont Mining Corp.	371,443	16,625,789
Nucor Corp.	236,800	9,038,656
Steel Dynamics, Inc.	522,400	4,602,344
		44,582,208

Natural gas utilities (0.6%)
Southwestern Energy Co. (NON)	403,500	11,979,915
		11,979,915

Oil and gas (6.1%)
Comstock Resources, Inc. (NON)	226,841	6,759,862
Exxon Mobil Corp.	351,066	23,907,595
Hess Corp.	303,500	16,449,700
McMoRan Exploration Co. (NON)	405,444	1,905,587
Noble Energy, Inc.	192,200	10,355,736
Occidental Petroleum Corp.	701,300	39,027,345
Petroleo Brasileiro SA ADR (Brazil)	608,172	18,531,001
Ultra Petroleum Corp. (NON)	188,700	6,772,443
Whiting Petroleum Corp. (NON)	169,100	4,371,235
		128,080,504

Pharmaceuticals (6.0%)
Abbott Laboratories	1,054,000	50,275,800
Cephalon, Inc. (NON)	171,700	11,692,770
Emergent Biosolutions, Inc. (NON)	133,119	1,798,438
Johnson & Johnson	446,935	23,508,781
Owens & Minor, Inc.	362,867	12,021,784
Perrigo Co.	190,300	4,725,149
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	238,900	10,762,445
Wyeth	282,700	12,167,408
		126,952,575

Power producers (0.4%)
AES Corp. (The) (NON)	1,601,800	9,306,458
		9,306,458

Publishing (0.4%)
Marvel Entertainment, Inc. (NON)	281,300	7,468,515
		7,468,515

Railroads (0.8%)
Union Pacific Corp.	388,200	15,958,902
		15,958,902

Regional Bells (0.4%)
Verizon Communications, Inc.	297,438	8,982,628
		8,982,628

Restaurants (2.6%)
CEC Entertainment, Inc. (NON)	194,900	5,044,012
McDonald's Corp.	692,400	37,784,268
Yum! Brands, Inc.	452,619	12,437,970
		55,266,250

Retail (6.2%)
Advance Auto Parts, Inc.	275,900	11,333,972
AutoZone, Inc. (NON)	98,444	16,008,963
BJ's Wholesale Club, Inc. (NON)	369,923	11,833,837
Jo-Ann Stores, Inc. (NON)	284,200	4,643,828
Kroger Co.	521,100	11,057,742
Rent-A-Center, Inc. (NON)	210,100	4,069,637
TJX Cos., Inc. (The)	660,371	16,931,912
Wal-Mart Stores, Inc.	1,049,000	54,652,900
		130,532,791

Schools (1.6%)
Apollo Group, Inc. Class A (NON)	286,100	22,410,213
Career Education Corp. (NON)	499,800	11,975,208
		34,385,421

Semiconductor (0.3%)
Hittite Microwave Corp. (NON)	184,800	5,765,760
		5,765,760

Shipping (0.4%)
Kirby Corp. (NON)	284,300	7,573,752
		7,573,752

Software (6.7%)
Activision Blizzard, Inc. (NON)	851,700	8,908,782
Mantech International Corp. Class A (NON)	151,300	6,339,470
Microsoft Corp.	2,779,473	51,058,919
Oracle Corp. (NON)	2,324,000	41,994,680
Red Hat, Inc. (NON)	796,900	14,216,696
Symantec Corp. (NON)	489,300	7,310,142
TIBCO Software, Inc. (NON)	1,698,800	9,971,956
		139,800,645

Technology (0.4%)
Affiliated Computer Services, Inc. Class A (NON)	194,200	9,300,238
		9,300,238

Technology services (3.7%)
Accenture, Ltd. Class A	775,695	21,323,856
CSG Systems International, Inc. (NON)	444,760	6,351,173
Google, Inc. Class A (NON)	98,702	34,354,218
NetEase.com ADR (China) (NON)	170,300	4,572,555
SAIC, Inc. (NON)	564,400	10,537,348
		77,139,150

Telecommunications (0.9%)
NeuStar, Inc. Class A (NON)	551,560	9,238,630
NII Holdings, Inc. (NON)	238,400	3,576,000
Premiere Global Services, Inc. (NON)	590,700	5,209,974
		18,024,604

Tobacco (2.9%)
Lorillard, Inc.	205,300	12,675,222
Philip Morris International, Inc.	1,356,600	48,267,828
		60,943,050

Toys (0.4%)
Hasbro, Inc.	364,900	9,148,043
		9,148,043

Transportation services (0.6%)
C.H. Robinson Worldwide, Inc.	260,400	11,876,844
		11,876,844

Waste Management (0.4%)
Stericycle, Inc. (NON)	187,500	8,949,375
		8,949,375

Total common stocks (cost $2,686,099,430)		$2,076,757,298

CONVERTIBLE PREFERRED STOCKS (0.0%)(a)
	Shares	Value

Totality Corp. Ser. D, $0.346 cum. cv. pfd. (acquired
7/27/00, cost $311,442) (Private) (F)(RES)(NON)	122,060	$12

Total convertible preferred stocks (cost $311,442)		$12

SHORT-TERM INVESTMENTS (2.7%)(a)
	Principal
	amount/shares	Value

U.S. Treasury Bills for an effective yield of 0.325%,
November 19, 2009	$7,515,000	$7,498,951
U.S. Treasury Cash Management Bills for an effective
yield of 0.883%, May 15, 2009	1,605,000	1,603,478
Federated Prime Obligations Fund	46,790,897	46,790,897

Total short-term investments (cost $55,893,326)	$55,893,326

TOTAL INVESTMENTS

Total investments (cost $2,742,304,198)(b)	$2,132,650,636

NOTES

(a) Percentages indicated are based on net assets of $2,100,690,854.

(b) The aggregate identified cost on a tax basis is $2,742,304,213, resulting in gross unrealized appreciation and depreciation of $69,991,957 and $679,645,534, respectively, or net unrealized depreciation of $609,653,577.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at March 31, 2009 was $617,110 or less than 0.1% of net assets.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs. On March 31, 2009, fair value pricing was also used for certain foreign securities in the portfolio.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At March 31, 2009, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$2,118,124,308	$--

Level 2	13,909,218	--

Level 3	617,110	--

Total	$2,132,650,636	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of March 31, 2009:

	Investment in securities	Other financial instruments

Balance as of June 30, 2008	$--	$--
Accrued discounts/premiums	--	--
Realized gain/(loss)	--	--
Change in net unrealized appreciation/(depreciation)	--	--
Net purchases/sales	--	--
Net transfers in and/or out of Level 3**	617,110	--

Balance as of March 31, 2009	$617,110	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

** Represents Level 3 securities acquired in merger with Putnam Discovery Growth Fund.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam New Opportunities Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: May 29, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: May 29, 2009